Shareholders' Equity - Employee Equity Awards, Restricted Stock Units (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	463,666
Awarded	249,826
Settled	(179,899)
Forfeited	(16,877)
End of year	516,716
Outstanding at beginning of year	$ 9.80
Awarded	$ 8.61
Settled	$ 8.82
Forfeited	$ 9.05
Outstanding at end of year	$ 9.57